PBHG INSURANCE SERIES FUND

                        SUPPLEMENT DATED DECEMBER4, 2002
                              TO THE PROSPECTUS FOR
                         PBHG Small Cap Value Portfolio

This Supplement updates certain information contained in the Prospectus for the PBHG SmallCap Value Portfolio dated May 1, 2002. You should retain the Prospectus and all Supplements for future reference. You may obtain additional copies of the Prospectus and Supplements free of charge by calling 1-800-347-9256.

Effective January 1, 2003, PBHG SmallCap Value Portfolio will change its name to PBHG Small Cap Portfolio and modify its main investment strategies accordingly. The following "Portfolio Summary" reflects these changes.

PBHG SMALL CAP PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell 2000(R) Index had market capitalizations between $1 million and $2.8 billion. The size of the companies in the Index will change with market conditions and the composition of the Index. The equity securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the average company in the Russell 2000 Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes equity securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the equity securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

2001 - 6.07%
2000 - 36.13%
1999 - 15.93%
1998 - 10.94%


                                  BEST QUARTER

                4th Quarter 1998                 25.92%

                                 WORST QUARTER
                3rd Quarter 1998                -19.85%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                PAST          SINCE INCEPTION
                               1 YEAR           (10/28/97)
--------------------------------------------------------------
Small Cap Value Portfolio       6.07%             17.29%

Russell 2000(R)Index            2.49%             4.21% *


* The since inception return for the Russell 2000 Index is as of 10/31/97.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 20.

PBHG-ISF-SUPP12/4/02

                           PBHG INSURANCE SERIES FUND

                        SUPPLEMENT DATED DECEMBER4, 2002
                              TO THE PROSPECTUS FOR
                         PBHG Small Cap Value Portfolio

This Supplement updates certain information contained in the Prospectus for the PBHG SmallCap Value Portfolio dated May 1, 2002. You should retain the Prospectus and all Supplements for future reference. You may obtain additional copies of the Prospectus and Supplements free of charge by calling 1-800-347-9256.

Effective January 1, 2003, PBHG SmallCap Value Portfolio will change its name to PBHG Small Cap Portfolio and modify its main investment strategies accordingly. The following "Portfolio Summary" reflects these changes.

PBHG SMALL CAP PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell 2000(R) Index had market capitalizations between $1 million and $2.8 billion. The size of the companies in the Index will change with market conditions and the composition of the Index. The equity securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary valuation models in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it shows deteriorating fundamentals or to invest in a company with more attractive long-term growth potential. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the average company in the Russell 2000 Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes equity securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the equity securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

2001 - 6.07%
2000 - 36.13%
1999 - 15.93%
1998 - 10.94%


                                  BEST QUARTER

                4th Quarter 1998                 25.92%

                                 WORST QUARTER
                3rd Quarter 1998                -19.85%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                PAST          SINCE INCEPTION
                               1 YEAR           (10/28/97)
--------------------------------------------------------------
Small Cap Value Portfolio       6.07%             17.29%

Russell 2000(R)Index            2.49%             4.21% *


* The since inception return for the Russell 2000 Index is as of 10/31/97.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.

PBHG-ISF-SUPP12/4/02


8